SCHEDULE OF EQUIPMENT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost, Beginning	$ 2,280	$ 54,194
Cost, Foreign currency translation differences	5	1,479
Cost, Ending	2,285	2,280	$ 54,194
Accumulated Depreciation, Beginning	149	34,067
Accumulated Depreciation, Addition	149	9,890	16,209
Accumulated Depreciation, Ending	298	149	34,067
Computer and Office Equipment Net Book Value	1,987	2,131
Net Book Value	1,987	2,131	20,126
Cost, Addition		2,281
Cost, Write off		(55,674)
Accumulated Depreciation, Write off		(44,213)
Accumulated Depreciation, Foreign currency translation differences		405
Computer and Office Equipment Net Book Value, Beginning	2,131		3,516
Equipment Net Book Value, Beginning			16,610
Net Book Value, Beginning	2,131	20,126	20,126
Computer and Office Equipment Net Book Value, Ending	1,987	2,131
Equipment Net Book Value, Ending
Net Book Value, Ending	1,987	2,131	20,126
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning	2,280	5,308
Cost, Foreign currency translation differences	5	144
Cost, Ending	2,285	2,280	5,308
Accumulated Depreciation, Beginning	149	1,791
Accumulated Depreciation, Addition	149	785
Accumulated Depreciation, Ending	298	149	1,791
Cost, Addition		2,281
Cost, Write off		(5,453)
Accumulated Depreciation, Write off		(2,451)
Accumulated Depreciation, Foreign currency translation differences		24
Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning		48,886
Cost, Foreign currency translation differences		1,335
Cost, Ending			48,886
Accumulated Depreciation, Beginning		32,276
Accumulated Depreciation, Addition		9,105
Accumulated Depreciation, Ending			$ 32,276
Cost, Addition
Cost, Write off		(50,221)
Accumulated Depreciation, Write off		(41,762)
Accumulated Depreciation, Foreign currency translation differences		$ 381